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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-21483

Veracity Funds
(Exact name of registrant as specified in charter)

401 W. Main Street, Suite 2100 Louisville, Kentucky	40202
(Address of principal executive offices)	(Zip code)

Wade R. Bridge

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:  (502) 657-6460

Date of fiscal year end:          February 28, 2011

Date of reporting period:         May 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Veracity Small Cap Value Fund
Schedule of Investments
May 31, 2010 (Unaudited)
COMMON STOCKS - 97.3%	Shares	Value
Consumer Discretionary - 12.9%
Ameristar Casinos, Inc.	52,720	$950,014
Brown Shoe Co., Inc.	76,676	1,278,956
Callaway Golf Co.	108,184	910,909
CEC Entertainment, Inc. (a)	37,744	1,526,367
Cinemark Holdings, Inc.	57,392	917,698
Cooper Tire & Rubber Co.	48,633	919,650
Cracker Barrel Old Country Store, Inc.	30,586	1,524,100
Dana Holding Corp. (a)	78,632	853,944
Entercom Communications Corp. (a)	80,429	1,005,363
Foot Locker, Inc.	93,782	1,398,290
Genesco, Inc. (a)	42,220	1,313,886
Isle of Capri Casinos, Inc. (a)	72,361	720,716
Jones Apparel Group, Inc.	61,103	1,200,063
Media General, Inc. - Class A (a)	35,509	453,450
OfficeMax, Inc. (a)	70,290	1,253,271
RC2 Corp. (a)	54,102	1,006,297
Ryland Group, Inc. (The)	56,072	1,042,939
Stage Stores, Inc.	115,069	1,630,528
Tenneco, Inc. (a)	54,633	1,210,667
		21,117,108
Consumer Staples - 2.9%
American Italian Pasta Co. - Class A (a)	29,172	1,135,082
Ruddick Corp.	54,196	1,789,552
TreeHouse Foods, Inc. (a)	40,860	1,883,646
		4,808,280
Energy - 6.2%
Berry Petroleum Co. - Class A	33,689	1,035,600
Helix Energy Solutions Group, Inc. (a)	119,615	1,302,608
Hornbeck Offshore Services, Inc. (a)	61,965	946,825
Key Energy Services, Inc. (a)	232,313	2,220,912
Kodiak Oil & Gas Corp. (a)	290,974	942,756
Lufkin Industries, Inc.	20,840	1,661,573
T-3 Energy Services, Inc. (a)	31,082	828,957
Venoco, Inc. (a)	81,724	1,182,546
		10,121,777
Financials - 26.9%
AmTrust Financial Services, Inc.	58,856	775,134
Associated Estates Realty Corp. - REIT	97,289	1,333,832
Cardinal Financial Corp.	71,917	755,129
Cedar Shopping Centers, Inc. - REIT	106,890	734,334
Cogdell Spencer, Inc. - REIT	175,933	1,180,510
Colonial Properties Trust - REIT	74,380	1,121,650
Developers Diversified Realty Corp. - REIT	119,268	1,364,426
DiamondRock Hospitality Co. - REIT (a)	149,461	1,366,074
Education Realty Trust, Inc. - REIT	177,000	1,125,720
First Financial Bancorp	98,553	1,566,500
FPIC Insurance Group, Inc. (a)	34,521	942,078

See accompanying notes to Schedule of Investments.

Veracity Small Cap Value Fund
Schedule of Investments (Continued)
COMMON STOCKS - 97.3% (Continued)	Shares	Value
Financials - 26.9% (Continued)
Fulton Financial Corp.	97,325	$968,384
Hancock Holding Co.	30,543	1,167,659
Hanover Insurance Group, Inc. (The)	38,598	1,679,013
Highwoods Properties, Inc. - REIT	45,450	1,338,957
Inland Real Estate Corp. - REIT	87,671	730,299
KBW, Inc. (a)	28,575	716,947
Knight Capital Group, Inc. - Class A (a)	61,110	892,817
Lexington Realty Trust - REIT	167,443	1,039,821
National Penn Bancshares, Inc.	236,130	1,650,549
National Retail Properties, Inc. - REIT	69,223	1,521,522
Pacific Continental Corp.	69,560	771,420
PacWest Bancorp	56,556	1,178,627
Pennsylvania Real Estate Investment Trust - REIT	58,205	802,647
Post Properties, Inc. - REIT	57,046	1,430,714
Radian Group, Inc.	161,822	1,663,530
RLI Corp.	18,245	1,005,664
Seacoast Banking Corp. of Florida (a)	212,320	401,285
Sunstone Hotel Investors, Inc. - REIT (a)	166,069	1,831,741
Susquehanna Bancshares, Inc.	175,296	1,537,346
Trustmark Corp.	56,344	1,260,415
U-Store-It Trust - REIT	160,590	1,320,050
Washington Real Estate Investment Trust - REIT	48,429	1,422,844
Western Alliance Bancorp (a)	176,185	1,418,289
Whitney Holding Corp.	115,229	1,365,464
World Acceptance Corp. (a)	39,167	1,399,437
Zions Bancorp.	53,334	1,277,349
		44,058,177
Health Care - 5.2%
AMERIGROUP Corp. (a)	38,990	1,400,521
Health Management Associates, Inc. - Class A (a)	160,942	1,496,760
King Pharmaceuticals, Inc. (a)	78,520	680,768
LifePoint Hospitals, Inc. (a)	46,734	1,658,590
Magellan Health Services, Inc. (a)	39,413	1,603,715
Odyssey HealthCare, Inc. (a)	36,664	973,796
Sun Healthcare Group, Inc. (a)	84,511	769,895
		8,584,045
Industrials - 14.1%
AAR CORP. (a)	48,740	960,178
ABM Industries, Inc.	39,614	850,513
Actuant Corp. - Class A	57,689	1,166,472
Atlas Air Worldwide Holdings, Inc. (a)	31,591	1,651,262
Baldor Electric Co.	35,870	1,288,809
BE Aerospace, Inc. (a)	64,568	1,751,084
Consolidated Graphics, Inc. (a)	30,217	1,388,169
Crane Co.	14,467	470,612
Dycom Industries, Inc. (a)	96,291	951,355
EMCOR Group, Inc. (a)	32,036	799,939
Genesee & Wyoming, Inc. - Class A (a)	30,255	1,088,877
Great Lakes Dredge & Dock Co.	196,855	1,146,680

See accompanying notes to Schedule of Investments.

Veracity Small Cap Value Fund
Schedule of Investments (Continued)
COMMON STOCKS - 97.3% (Continued)	Shares	Value
Industrials - 14.1% (Continued)
Hexcel Corp. (a)	38,327	$612,082
Ladish Co., Inc. (a)	36,120	913,114
Manitowoc Co., Inc. (The)	62,901	750,409
Mueller Water Products, Inc. - Class A	316,634	1,371,025
Old Dominion Freight Line, Inc. (a)	26,159	932,307
Robbins & Myers, Inc.	45,260	999,793
Standex International Corp.	29,950	778,999
Tetra Tech, Inc. (a)	57,132	1,294,897
Wabash National Corp. (a)	136,212	975,278
Werner Enterprises, Inc.	42,658	961,511
		23,103,365
Information Technology - 15.5%
ADC Telecommunications, Inc. (a)	161,976	1,337,922
Atmel Corp. (a)	167,130	853,199
Aviat Networks, Inc. (a)	170,349	751,239
Benchmark Electronics, Inc. (a)	49,733	919,066
CommScope, Inc. (a)	36,230	1,021,686
Comtech Telecommuncations Corp. (a)	47,930	1,380,863
Diodes, Inc. (a)	55,814	1,102,885
Entegris, Inc. (a)	233,102	1,258,751
Fairchild Semiconductor International, Inc. (a)	214,820	2,148,200
Integrated Device Technology, Inc. (a)	222,971	1,302,151
JDA Software Group, Inc. (a)	49,525	1,323,308
Lawson Software, Inc. (a)	79,190	652,921
Mentor Graphics Corp. (a)	171,737	1,576,546
MKS Instruments, Inc. (a)	55,362	1,099,489
Parametric Technology Corp. (a)	97,869	1,612,881
Photronics, Inc. (a)	218,850	1,107,381
Plexus Corp. (a)	43,927	1,495,714
Progress Software Corp. (a)	37,923	1,211,261
Sapient Corp.	135,820	1,378,573
TTM Technologies, Inc. (a)	87,100	1,007,747
Veeco Instruments, Inc. (a)	22,003	839,854
		25,381,637
Materials - 8.7%
AK Steel Holding Corp.	34,520	516,419
Carpenter Technology Corp.	47,872	1,862,700
Innophos Holdings, Inc.	60,870	1,737,230
OMNOVA Solutions, Inc. (a)	120,690	969,141
Quaker Chemical Corp.	43,091	1,190,604
Rockwood Holdings, Inc. (a)	58,786	1,524,909
RTI International Metals, Inc. (a)	34,233	907,517
Schnitzer Steel Industries, Inc. - Class A	15,285	764,861
Solutia, Inc. (a)	123,571	1,872,101
Spartech Corp. (a)	62,627	833,565
Temple-Inland, Inc.	64,226	1,357,095
Worthington Industries, Inc.	47,733	702,630
		14,238,772

See accompanying notes to Schedule of Investments.

Veracity Small Cap Value Fund
Schedule of Investments (Continued)
COMMON STOCKS - 97.3% (Continued)	Shares	Value
Telecommunication Services - 0.9%
Cincinnati Bell, Inc. (a)	267,178	$849,626
PAETEC Holding Corp. (a)	152,390	644,610
		1,494,236
Utilities - 4.0%
Cleco Corp.	50,172	1,328,053
IDACORP, Inc.	41,796	1,381,358
New Jersey Resources Corp.	35,833	1,270,280
PNM Resources, Inc.	124,403	1,535,133
Vectren Corp.	41,672	960,539
		6,475,363

Total Common Stocks (Cost $137,892,072)		$159,382,760

MONEY MARKET FUNDS - 2.4%	Shares	Value
First American Treasury Obligations Fund - Class Y, 0.00% (b) (Cost $3,934,711)	3,934,711	$3,934,711

Total Investments at Value - 99.7% (Cost $141,826,783)		$163,317,471

Other Assets in Excess of Liabilities - 0.3%		422,318

Net Assets - 100.0%		$163,739,789

REIT - Real Estate Investment Trust.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of May 31, 2010.

See accompanying notes to Schedule of Investments.

Veracity Small Cap Value Fund
Notes to Schedule of Investments
May 31, 2010 (Unaudited)

1. Securities valuation

Securities of Veracity Small Cap Value Fund (the “Fund”) that are traded on any stock exchange are generally valued at the last quoted sale price, and when the market is active, will be classified as Level 1 within the fair value hierarchy.  Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  When market quotations are not readily available, when Integrity Asset Management, LLC (the “Advisor”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Money Market Funds have been determined to be represented at amortized cost which approximates fair value, absent unusual circumstances and will be classified as Level 2 of the hierarchy.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments by security type as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks	$159,382,760	-	-	$159,382,760
Money Market Funds	-	$3,934,711	-	$3,934,711
Total	$159,382,760	$3 ,934,711	-	$163,317,471

Refer to the Fund’s Schedule of Investments for a listing of common stocks valued using Level 1 inputs by sector type.  There were no Level 3 securities or derivative instruments held in the Fund as of or during the period ended May 31, 2010.

2. Security transactions

Security transactions are accounted for on trade date.  Cost of securities sold is determined on a specific identification basis.

Veracity Small Cap Value Fund
Notes to Schedule of Investments (Continued)

3. Federal income tax

The following information is computed on a tax basis for each item as of May 31, 2010:

Cost of portfolio investments	$143,146,928

Gross unrealized appreciation	$31,159,471
Gross unrealized depreciation	(10,988,928)

Net unrealized appreciation	$20,170,543

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Veracity Funds

By (Signature and Title)*		/s/ Matthew G. Bevin
Matthew G. Bevin, President

Date	July 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Matthew G. Bevin
Matthew G. Bevin, President

Date	July 14, 2010

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	July 14, 2010

* Print the name and title of each signing officer under his or her signature.